Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories

7.              Inventories

Inventories consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Raw materials	280,257	522,302
Work-in-progress	48,357	71,676
Finished goods	601,523	753,116
Total	930,137	1,347,094

For the year ended December 31, 2011, 2012 and 2013, inventories were written down by RMB 386,623, RMB 171,165 and RMB 119,936, respectively, to reflect the lower of cost or market.